NB Private Markets Access Fund LLC
Consolidated Schedule of Investments
As of December 31, 2025 (Unaudited)

Description	Interest		Maturity Date	Shares or Principal Amount	Cost	Value
SHORT-TERM INVESTMENTS - 15.44%
MONEY MARKET FUND - 2.47%
Morgan Stanley Institutional Liquidity Fund Government Portfolio	3.69	%(A)		49,688,751	$49,688,751	$49,688,751

UNITED STATES TREASURY BILLS(B) - 12.97%
United States Treasury Bill	3.87%		01/06/2026	30,242,200	30,226,110	30,230,590
United States Treasury Bill	3.90%		01/06/2026	32,000,000	31,982,975	31,987,716
United States Treasury Bill	3.67%		02/17/2026	10,000,000	9,951,474	9,954,824
United States Treasury Bill	3.81%		02/17/2026	15,000,000	14,927,211	14,932,236
United States Treasury Bill	3.85%		02/17/2026	15,000,000	14,927,211	14,932,236
United States Treasury Bill	3.68%		02/24/2026	15,000,000	14,916,523	14,921,935
United States Treasury Bill	3.81%		02/24/2026	15,000,000	14,916,523	14,921,935
United States Treasury Bill	3.85%		02/24/2026	15,000,000	14,916,523	14,921,935
United States Treasury Bill	3.80%		03/26/2026	50,000,000	49,567,083	49,594,607
United States Treasury Bill	3.70%		03/31/2026	65,100,000	64,517,231	64,540,646
TOTAL UNITED STATES TREASURY BILLS					260,848,864	260,938,662

TOTAL SHORT-TERM INVESTMENTS					310,537,615	310,627,413

PRIVATE FUNDS(C) - 87.07%	Acquisition Type	Acquisition Dates(D)	Geographic Region(E)	Cost	Fair Value
ACON Strategic Partners II-B, L.P.(F)	Secondary	08/2022	North America	7,893,243	21,886,413
Adagia Capital Europe - AGN 1(F)(H)	Co-Investment	09/2025-11/2025	Europe	13,430,018	13,482,589
Aechelon InvestCo LP	Co-Investment	08/2024	North America	9,444,909	33,909,240
AFC Acquisitions, Inc.(F)(H)	Co-Investment	04/2021-06/2025	North America	7,407,124	13,723,007
AI Robin & CY S.C.A.(F)	Co-Investment	10/2025	Europe	39,866,145	40,962,733
Amulet Vault Co-Invest, L.P.	Co-Investment	08/2024-10/2024	North America	12,960,688	14,894,330
AP Safety Co-Invest, L.P.	Co-Investment	03/2022-07/2024	North America	1,758,453	4,125,519
Aquiline Madonna Co-Invest L.P.(F)	Co-Investment	10/2024-02/2025	Europe	23,359,278	28,054,810
Aurelia Co-Invest SCSP	Co-Investment	05/2024-11/2024	Europe	7,309,147	15,062,507
Austin Co-Investment, L.P.2(F)	Co-Investment	03/2021	North America	845,047	11,977,574
BC Partners Galileo (1) L.P.	Secondary	07/2021-07/2024	Europe	7,197,932	9,009,784
Blackstone Growth Beverly Co-Invest L.P.	Co-Investment	02/2022-06/2023	North America	4,542,403	5,425,320
CB Catalyst Co-Invest, L.P.	Co-Investment	11/2022	North America	3,358,909	7,746,302
CB Starfish TopCo, L.P.	Co-Investment	08/2021	North America	672,670	550,253
CD&R Ferdinand Co-Investor, L.P.(F)	Co-Investment	08/2023	North America	13,240,728	33,599,755
CD&R Value Building Partners I, L.P.(F)	Secondary	12/2021	North America	11,597,700	16,311,724
Centerbridge Seaport Acquisition Fund, L.P.	Co-Investment	05/2022-10/2025	North America	7,071,258	9,829,927
CGI Acquisitions, Inc.(F)(H)	Co-Investment	02/2022-09/2023	North America	4,062,865	11,105,552
Compass Syndication L.P.	Co-Investment	10/2021-12/2023	North America	1,615,493	2,320,178
DGS Group Holdings, L.P.(H)	Co-Investment	09/2022-12/2022	North America	6,455,020	11,808,804
DIG Holdings, LLC(H)	Co-Investment	12/2022	North America	9,754,100	13,762,073
DSS Holdings I L.P.(F)(H)	Co-Investment	10/2024	North America	12,210,000	12,780,331
EDR Co-Invest Aggregator, L.P.	Co-Investment	02/2024	North America	7,572,027	12,215,508
EQT X Co-Investment (A) SCSp(F)	Co-Investment	07/2024	North America	20,841,600	27,960,498
EQT X Co-Investment (F) SCSp(F)	Co-Investment	02/2024	North America	13,099,180	11,902,979
FitzWalter Capital Partners Coinvest I, L.P.	Co-Investment	08/2022-08/2023	North America	1,378,584	14,490,919
Five Arrows Galliera Co-Invest SCSp	Co-Investment	08/2022-01/2025	Europe	9,137,795	11,377,511
Follett Acquisition LP(H)	Co-Investment	01/2022	North America	4,060,000	2,033,872
FS Equity Partners CV1, L.P.(F)	Co-Investment	05/2025-07/2025	North America	59,192,426	72,070,181
Grain Optimus Co-Invest-B, L.P.(F)	Co-Investment		North America	-	-
HCI Equity Partners EV I, L.P.(F)	Secondary	09/2024-07/2025	North America	30,692,948	37,286,078
Horizon Co-Investment, L.P.(F)	Co-Investment	06/2022	North America	6,308,656	7,550,846

Infragroup Co-Invest SCSp(F)	Co-Investment	09/2025	North America	13,604,790	13,411,071
Itelyum Co-Investment L.P.	Co-Investment	09/2021	Europe	7,857,760	17,365,322
KKR Abacus Co-Invest L.P.(F)	Co-Investment	10/2024	Europe	22,615,362	30,643,797
KKR Leo Co-Invest L.P.(F)	Co-Investment	06/2021	Asia	1,113,424	3,711,235
KKR Malaga Co-Invest L.P.(F)	Co-Investment	07/2023	North America	9,673,380	12,346,304
KKR Metro Co-Invest L.P.(F)	Co-Investment	06/2025	North America	39,759,963	44,251,033
KKR Quartz Co-Invest L.P.(F)	Co-Investment	03/2023	North America	17,000,000	13,295,122
KMNOCH Investor, L.P.(F)(H)	Co-Investment	11/2022	North America	16,970,931	19,799,176
L Catterton Growth IV, L.P.	Primary	03/2021-12/2025	North America	12,263,954	10,994,763
LDS Group Holdings, L.P.(F)(H)	Co-Investment	02/2025	North America	14,160,000	14,727,880
Lightspeed SPV-A2, LLC.(F)	Co-Investment	08/2025-09/2025	North America	21,473,550	21,420,000
Lightyear AMP CV, L.P.(F)	Secondary	04/2024-10/2025	North America	27,472,045	33,403,281
Magenta Blocker Aggregator L.P.	Co-Investment	07/2021-09/2025	North America	2,896,021	3,672,642
Magnus 2024, L.P.	Co-Investment	04/2024-11/2025	North America	8,039,341	11,096,337
Material Co-Invest, L.P.	Co-Investment	10/2022-12/2025	North America	13,741,540	10,388,053
NB Aggregator (Minerva) LP(F)	Co-Investment	03/2025	North America	70,234,003	78,458,576
NB Convert Elevate Aggregator LP(F)	Co-Investment	11/2023-12/2025	North America	15,450,864	23,543,891
NB Convert Harp Aggregator LP(F)	Co-Investment	11/2023-12/2025	North America	7,716,038	11,728,101
NB Credit Opps Co-Investment (Vetcor) LP(F)	Co-Investment	03/2023-12/2025	North America	5,822,470	9,209,033
NB Credit Opps Co-Investment (Vetcor II) LP(F)	Co-Investment	08/2023-12/2025	North America	1,710,090	2,480,482
NB Electron Aggregator LP(F)	Co-Investment	08/2023-12/2025	North America	18,268,620	31,203,785
NB Franklin LP(F)	Co-Investment	05/2024-10/2024	North America	25,256,765	24,697,146
NB Geyser Aggregator LP(F)	Co-Investment	12/2024	North America	21,326,071	27,477,348
NB Lowcode Private Equity(F)(H)	Co-Investment	11/2022-10/2024	North America	2,913,486	5,280,302
NB Mariner Aggregator LP(F)	Co-Investment	10/2024-11/2024	North America	65,000,000	89,236,041
NB Mavis Aggregator LP(F)	Co-Investment	05/2023-12/2025	North America	20,027,731	30,797,192
NB Pref Harp Aggregator LP(F)	Co-Investment	11/2023-12/2025	North America	9,327,743	13,068,721
NB Vault Aggregator LP(F)	Co-Investment	01/2025-05/2025	North America	70,139,177	79,715,676
NC Harp Co-Invest GP Limited(F)	Co-Investment	03/2025	Europe	16,229,978	21,913,490
NSH Verisma Holdco II, L.P.	Co-Investment	10/2023-06/2025	North America	4,213,142	8,124,982
Octagon DC Holdings, LP(F)	Co-Investment	09/2025	North America	20,610,000	22,066,776
Olympus FG Holdco, L.P.	Co-Investment	08/2022-08/2024	North America	5,060,881	3,474,671
PCP II Co-Invest Atlas LP(F)	Co-Investment	09/2025	Europe	16,186,001	16,125,028
Pilot Holdings, LLC	Co-Investment	12/2021	North America	7,200,000	7,763,456
Platinum Equity Vulcan Co-Investors, L.P.(F)	Co-Investment	03/2024	North America	16,190,000	7,955,516
Project Alpine Co-Invest Fund, L.P.(F)	Co-Investment	06/2022-12/2024	North America	10,006,875	11,786,297
Project Metal Co-Invest Fund, L.P.	Co-Investment	10/2021-09/2023	North America	8,005,199	1,418,127
Project Stream Co-Invest Fund, L.P.(F)	Co-Investment	10/2021-12/2024	North America	8,935,000	8,850,879
Providence Equity Partners (Unity) S.C.Sp.(F)	Secondary	05/2024-12/2025	Europe	602,156	12,021,731
RealPage Parent, LP(F)(H)	Co-Investment	04/2021	North America	6,500,000	10,285,359
RL Co-Investor Aggregator, L. P.	Co-Investment	05/2022-03/2023	North America	7,152,545	8,122,680
RL Co-Investor Aggregator II L. P.	Co-Investment	03/2022-03/2023	North America	4,548,734	3,552,822
Rothwell Ventures Ultimate Feeder I (Cayman) L.P.	Secondary	09/2021-10/2022	North America	6,375,048	11,420,005
Sabel InvestCo LP(G)	Co-Investment	10/2024	North America	6,800,000	7,050,758
SCW Holdings I LP(F)(H)	Co-Investment	03/2025	North America	12,200,000	14,005,827
Searchlight Capital III CVL Co-Invest Partners II, L.P.(F)	Co-Investment	12/2024	North America	15,921,398	35,522,126
Searchlight Capital CF SPK, L.P.(F)	Secondary	11/2023-07/2025	North America	12,831,294	17,125,266
Shamrock ND Holdco, L.P.	Co-Investment	09/2024	North America	11,394,584	17,138,928
SPI Parent Holding Company, LLC(G)(H)	Co-Investment	12/2021-04/2022	North America	106,908	23,991
Sprinkler 2024 Co-Investment I (Feeder) SCSp(F)	Co-Investment	03/2025	Europe	17,948,873	28,608,661
Summit Partners Co-Invest (Optmo) SCSp	Co-Investment	10/2021	Europe	2,516,524	2,729,650
TA Spartan Parent, LLC(H)	Co-Investment	07/2023	North America	10,130,000	10,588,637
THL Automation Fund Investors (4K), L.P.(F)	Co-Investment	03/2021-12/2025	North America	4,022,285	4,110,106
THL Fund Investors (Altar), L.P.(F)	Co-Investment	12/2022-12/2025	North America	4,952,142	8,904,349
THL Fund Investors (Iconic), L.P.(F)	Co-Investment	06/2023-12/2025	North America	10,259,647	13,744,133
THL Fund IX Investors (Plymouth II), L.P.(F)	Co-Investment	08/2023	North America	6,642,552	11,553,451
Tikehau Alliance 2 Fund S.L.P(F)	Secondary	07/2025-12/2025	Europe	36,332,529	37,579,127
Titan Space Fund LP(F)	Co-Investment	10/2025	North America	16,146,107	30,178,493
TPG IX Charger CI II, L.P.(F)	Co-Investment	07/2024	North America	12,843,370	15,031,126

TPG IX Evergreen CI II, L.P.(F)	Co-Investment	09/2023	North America	8,635,900	15,292,080
TPG Tech Adjacencies II Steller CI, L.P.(F)	Co-Investment	10/2025	North America	1,783,087	3,541,212
Truelink-Vista, L.P.	Co-Investment	10/2022-11/2025	North America	3,513,609	9,098,767
True Wind Capital Continuation, L.P.	Secondary	03/2023-10/2025	North America	8,349,126	9,159,627
Vector Capital Partners V, L.P.(G)	Secondary	02/2025	North America	25,093,983	26,613,445
Vector Capital VI, L.P.(G)	Primary	03/2025-10/2025	North America	4,442,333	4,183,094
Vistria Soliant Holdings, L.P.(F)	Co-Investment	07/2024	North America	16,000,000	16,830,105
WP Irving Co-Invest, L.P.	Co-Investment	04/2022-09/2023	North America	2,743,113	12,280,638
WWEC Holdings LP(F)(H)	Co-Investment	10/2022	North America	7,120,000	9,688,349
XN Opportunities VII LP(F)	Co-Investment	08/2025	North America	13,590,822	13,580,000
ZM Parent Holding LLC(H)	Co-Investment	03/2022	North America	4,532,000	5,620,137
TOTAL PRIVATE FUNDS				1,334,839,210	1,751,303,329

TOTAL INVESTMENTS (Cost $1,645,376,825) - 102.51%					2,061,930,742
Other Assets & Liabilities (Net) - (2.51%)					(50,607,145)
TOTAL NET ASSETS - 100.00%					$2,011,323,597

(A)	The rate is the annualized seven-day yield as of December 31, 2025.
(B)	Each issue shows the rate of the discount at the time of purchase.
(C)	Non-income producing securities, which are restricted as to resale and illiquid.
(D)	Acquisition Dates cover from the original investment date to the last acquisition date and is a required disclosure for restricted securities only.
(E)	Geographic region is based on where a private fund is headquartered and may be different from where such fund invests or operates.
(F)	This investment is made through the wholly owned subsidiary NB PMAF IC, LLC (the “IC Subsidiary”).
(G)	This investment is made through the wholly owned subsidiary NB CR PMAF Blocker LLC (the “Blocker Subsidiary”).
(H)	The fair value of the investment was determined using a significant unobservable input.

Valuation of Investments

The Fund computes the NAV for each class of Shares as of the close of business on the last business day of each calendar month and in connection with the Fund’s offer to purchase Shares, on each date that Shares are to be repurchased, as of the date of any distribution and at such other times as the Board shall determine.

The Board has approved valuation procedures (the “Procedures”) pursuant to which the Fund values its investments. In accordance with Rule 2a-5 under the Investment Company Act, the Board has designated NBIA as its Valuation Designee (the “Valuation Designee”). The Valuation Designee, with assistance from NBAA, is responsible for determining fair value in good faith for the Fund’s investments without readily available market quotations, subject to oversight by the Board.

Private Equity Investments:

With respect to the Fund’s private equity investments, the Valuation Designee determines fair value at each month-end using a methodology that begins with the last reported net asset value reported by a manager or general partner of a Portfolio Fund or similar net asset value information provided by the lead or sponsoring investor for a Direct Investment, and is then adjusted to reflect: (i) financial adjustments; (ii) a “market factor” adjustment; and (iii) an “idiosyncratic event” adjustment, if applicable. The last reported value will generally follow the “practical expedient” in accordance with Financial Accounting Standards Board (“FASB”) ASC Topic 820, Fair Value Measurement (“ASC 820”). ASC 820 provides that, in valuing alternative investments that do not have quoted market prices but calculate NAV per share or equivalent, an investor may determine fair value by using the NAV reported to the investor by the underlying investment. In general, it is anticipated that such valuation information from these managers or from lead or sponsoring investors will generally not be available until 60 days or more after each quarter-end. Therefore, the most recently provided valuation information about these Portfolio Funds and Direct Investments for purposes of calculating the Fund’s monthly net asset value will typically be adjusted by the Valuation Designee pursuant to the Procedures to estimate the fair value, on a monthly basis, of the interests in such Portfolio Funds or Direct Investments. Financial adjustments include adjustments made to incorporate known developments since the last reported net asset value reported by a manager or general partner of a Portfolio Fund or by the lead or sponsoring investor for a Direct Investment, such as changes in currency rates, capital calls and distributions, and the nature of such cash flows, fees and expenses during the reporting period, and the value of publicly traded securities held by Portfolio Funds. In addition, the Valuation Designee has developed a proprietary “market factor’ adjustment that is applied to each of the Fund’s private equity investments in Portfolio Funds and Direct Investments. This adjustment is driven by factors that have been determined to have the most statistically significant impact to historical valuations. The Valuation Designee also continuously assesses information received from its ongoing monitoring of portfolio holdings and makes valuation changes accordingly for idiosyncratic events when such idiosyncratic events are supported by documentation deemed reliable by the Valuation Designee. The Valuation Designee has engaged an independent third-party service provider to complete a form of positive assurance in relation to the application of this valuation methodology.

Liquid Investments:

Equity Investments:   Domestic exchange traded equity securities (other than options) will be valued at their last sale prices as reported on the exchanges where those securities are primarily traded. If no sales of a security are reported on a particular day, the security will be valued based on its bid price for a security held long, or its ask price for a security held short, as reported by those exchanges. Securities traded primarily on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If no NOCP is available, the security will generally be valued at the latest bid price as reported on NASDAQ. In the absence of such sales or quotations, other publicly offered securities will be valued at their bid prices (or asked prices in the case of securities held short) as obtained from one or more dealers making markets for those securities.

Fixed Income Securities and Other Credit Instruments:   Debt securities may be valued in accordance with the procedures described for equity securities above. In addition, debt securities may be valued by an independent pricing service approved by the Valuation Designee on the basis of market quotations. The Valuation Designee will monitor the reasonableness of valuations provided by the pricing service. Debt securities with remaining maturities of 60 days or less will be valued on the basis of amortized cost, unless other factors indicate that amortized cost is not an accurate estimate of the security’s value. If a valuation for a security is not available from an independent pricing service or if the Valuation Designee believes in good faith that the valuation does not reflect the amount the Fund would receive on a current sale of that security, the Fund seeks to obtain quotations from brokers or dealers. If such quotations are not readily available, the Fund may use a fair value estimate made according to methods utilized by the Valuation Designee.

Illiquid Investments:

For illiquid securities for which no market quotations are available (other than interests in Portfolio Funds and certain Direct Investments, as described above) and for which independent appraisals of current value can readily be obtained, valuations will be based on such appraisals. Otherwise, valuation of illiquid securities (other than interests in Portfolio Funds and certain Direct Investments, as described above) will remain at cost except that original cost valuation will be adjusted based on a determination of such investment’s fair value.

ASC 820 establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). FASB ASC 820 provides three levels of the fair value hierarchy as follows:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access;

Level 2	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data;

Level 3	Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

Most Portfolio Funds and certain Direct Investments are structured as closed-end, commitment-based private investment funds to which the Fund commits a specified amount of capital upon inception of the investment (i.e., committed capital) which is then drawn down over a specified period of the investment’s life. Such investments generally do not provide redemption options for investors and, subsequent to final closing, do not permit subscriptions by new or existing investors. Accordingly, the Fund generally holds interests for which there is no active market, although, in some situations, a transaction may occur in the “secondary market” where an investor purchases a limited partner’s existing interest and remaining commitment.

Assumptions used by the Valuation Designee due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations and financial condition.

The following table presents the investments carried on the Consolidated Statement of Assets and Liabilities by level within the valuation hierarchy as of December 31, 2025.

Investments	Level 1	Level 2	Level 3	Net Asset Value	Total
Private Funds	$-	$-	$168,715,886	$1,582,587,443	$1,751,303,329
Short-Term Investments	310,627,413	-	-	-	310,627,413
Total Investments	$310,627,413	$-	$168,715,886	$1,582,587,443	$2,061,930,742

Additional sector, industry, or geographic detail, if any, is included in the Consolidated Schedule of Investments.

Significant Unobservable Inputs

As of December 31, 2025, the Fund had Level 3 investments valued at $168,715,886. The fair value of investments valued at $1,582,587,443 in the Fund’s Schedule of Investments have been valued at the adjusted NAV by the managers of the investments.

The classification of an investment within Level 3 is based upon the significance of the unobservable inputs to the overall fair value measurement. The following table summarizes the valuation methodologies and inputs used for investments categorized in Level 3 as of December 31, 2025.

			Unobservable Inputs
Investments	Fair Value as of December 31, 2025	Valuation Methodologies	Variable	Value/Range	Weighted Average[1]
Private Funds
Co-Investment	$54,996,627	Recent Transaction Value	Recent Transaction Value	N/A	N/A
Co-Investment	19,799,176	Income Approach	Discount Rate	10.80%	10.80%
		Market Approach	LTM EBITDA	15.9x	15.9x
Co-Investment	10,285,359	Market Approach	LTM EBITDA	21.0x	21.0x
		Market Approach	NTM EBITDA	20.0x	20.0x
Co-Investment	78,354,422	Market Approach	LTM EBITDA	7.7x-24.5x	14.4x
Co-Investment	5,280,302	Market Approach	LTM Revenue	10.6x	10.6x
Total Investments	$168,715,886

1 Inputs weighted based on fair value of investments in range.

During the period ended December 31, 2025, purchases of and sales from Level 3 investments were as follows:

Purchases	Sales
$13,843,630	$15,981,094

During the period ended December 31, 2025, changes in unrealized appreciation/(depreciation) and realized gains or (losses) from Level 3 investments were $1,743,544 and $10,298,026, respectively.

The Fund recognizes transfers into and out of the levels indicated above at the end of the reporting period. During the period ended December 31, 2025, transfers into and out of Level 3 were $26,360,000 and $0, respectively. Transfers into Level 3 occurred as there were no observable inputs for the fair valuation of these investments as of December 31, 2025.

The estimated remaining life of the Fund’s investments as of December 31, 2025 is unknown at this time.

Restricted securities are securities that may be resold only upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. The restricted securities may be valued at the price provided by dealers in the secondary market or, if no market prices are available, the fair value as determined in good faith using methods approved by the Valuation Designee.